Contributed Equity - Summary of Contributed Equity (Detail) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Disclosure of classes of share capital [line items]
Contributed equity	$ 242,990,507	$ 221,091,591
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Contributed equity	233,328,553	211,429,637
Options over ordinary sharesv - Listed [Member]
Disclosure of classes of share capital [line items]
Contributed equity	$ 9,661,954	$ 9,661,954